UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2004

Check here if Amendment [ X]; Amendment Number: 4
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SOLE MEMBER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     Stamford, CT     November 1, 2006

***This amendment includes all holdings for December 31, 2004, including those previously filed as confidential and non-confidential.***

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $117,696 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
angelica corp                  COM              34663104       534    19740 SH       DEFINED 1                   0    19740        0
argosy gaming co               COM              40228108      5604   120000 SH       DEFINED 1                   0   120000        0
banknorth group inc            COM              06646R107     3487    95280 SH       DEFINED 1                   0    95280        0
cox communications inc         CLA              224044107      949    27300 SH       DEFINED 1                   0    27300        0
disney walt co                 COM              254687106     3012   108350 SH       DEFINED 1                   0   108350        0
dover downs gaming             COM              260095104      255    21278 SH       DEFINED 1                   0    21278        0
emerson radio corp             COM              291087203      256    68260 SH       DEFINED 1                   0    68260        0
FIDELITY NATL FINL INC         COM              316326107     2740    60000 SH       DEFINED 1                   0    60000        0
flyi inc                       COM              34407T104       89    50000 SH       DEFINED 1                   0    50000        0
gencorp inc                    COM              368682100     3350   180400 SH       DEFINED 1                   0   180400        0
gold banc corp inc             COM              379907108     2607   178294 SH       DEFINED 1                   0   178294        0
guidant corp                   COM              401698105    16655   231000 SH       DEFINED 1                   0   231000        0
hollinger intl inc             CLA              435569108     4595   293041 SH       DEFINED 1                   0   293041        0
hollywood entmt corp           COM              436141105    15577  1190000 SH       DEFINED 1                   0  1190000        0
johnson outdoors inc           CLA              479167108     1750    86958 SH       DEFINED 1                   0    86958        0
katy inds inc                  COM              486026107      638   123140 SH       DEFINED 1                   0   123140        0
king phArmaceuticals inc       COM              495582108     3294   265675 SH       DEFINED 1                   0   265675        0
mandalay resort group          COM              562567107     4140    58775 SH       DEFINED 1                   0    58775        0
MYLAN LABORATORIES             COM              628530107     2477   140100 SH       DEFINED 1                   0   140100        0
neighborcare inc               COM              64015Y104     3301   107442 SH       DEFINED 1                   0   107442        0
sears roebuck & co             COM              812387108    13926   272900 SH       DEFINED 1                   0   272900        0
sprint corp                    COM              852061100     4142   166700 SH       DEFINED 1                   0   166700        0
spx corp                       COM              784635104     9374   234000 SH       DEFINED 1                   0   234000        0
stelmar shipping ltd           COM              V8726M103     7157   150000 SH       DEFINED 1                   0   150000        0
SYMANTEC CORP                  COM              871503108      319    12400 SH  CALL DEFINED 1                   0    12400        0
SYMANTEC CORP                  COM              871503108     1546    60000 SH       DEFINED 1                   0    60000        0
veritas software co            COM              923436109     4197   147000 SH       DEFINED 1                   0   147000        0
wellpoint health network       COM              94973H108     1725    15000 SH       DEFINED 1                   0    15000        0